Summary of Significant Accounting Policies (Details) - Schedule of bad debt allowance - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	$ 342,974	$ 48,063,971
Bad debt allowance	(34,297)	(5,995,210)
Accounts receivable, net	308,677	42,068,761
Xuzhou Zhongtai project [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable		10,034,116
Bai Chonggong (for Shenqiu and Huayu projects) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable		35,415,556
Xuzhou Tian'an project [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable
Receivable of electricity sales of Erdos [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	$ 342,974	$ 2,614,299